Exhibit 99.1

World Omni Auto Receivables Trust 2021-D
Monthly Servicer Certificate
January 31, 2024

Dates Covered
Collections Period	01/01/24 - 01/31/24
Interest Accrual Period	01/16/24 - 02/14/24
30/360 Days	30
Actual/360 Days	30
Distribution Date	02/15/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/23	430,869,150.79	26,473
Yield Supplement Overcollateralization Amount 12/31/23	6,844,640.87	0
Receivables Balance 12/31/23	437,713,791.66	26,473
Principal Payments	18,536,473.71	400
Defaulted Receivables	458,961.40	25
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/24	6,322,924.54	0
Pool Balance at 01/31/24	412,395,432.01	26,048

Pool Statistics	$ Amount	# of Accounts
Pool Factor	35.36%
Prepayment ABS Speed	1.15%
Aggregate Starting Principal Balance	1,183,996,579.97	40,585

Delinquent Receivables:
Past Due 31-60 days	7,491,460.40	346
Past Due 61-90 days	2,459,982.59	105
Past Due 91-120 days	292,738.96	17
Past Due 121+ days	0.00	0
Total	10,244,181.95	468

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.45%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.66%
Delinquency Trigger Occurred	NO

Recoveries	273,431.37
Aggregate Net Losses/(Gains) - January 2024	185,530.03
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.51%
Prior Net Losses/(Gains) Ratio	0.71%
Second Prior Net Losses/(Gains) Ratio	0.38%
Third Prior Net Losses/(Gains) Ratio	0.92%
Four Month Average	0.63%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.43%

Overcollateralization Target Amount	5,755,408.97
Actual Overcollateralization	5,755,408.97
Weighted Average Contract Rate	3.93%
Weighted Average Contract Rate, Yield Adjusted	5.16%
Weighted Average Remaining Term	36.34

Flow of Funds	$ Amount
Collections	20,298,881.33
Investment Earnings on Cash Accounts	15,641.47
Servicing Fee	(364,761.49)
Transfer to Collection Account	-
Available Funds	19,949,761.31

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	281,373.45
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	43,738.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	24,753.67
(7) Noteholders' Third Priority Principal Distributable Amount	12,718,309.81
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,755,408.97
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,126,177.41

Total Distributions of Available Funds	19,949,761.31

Servicing Fee	364,761.49
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,096,400,000.00
Original Class B	34,530,000.00
Original Class C	17,270,000.00

Total Class A, B, & C
Note Balance @ 01/16/24	425,113,741.82
Principal Paid	18,473,718.78
Note Balance @ 02/15/24	406,640,023.04

Class A-1
Note Balance @ 01/16/24	0.00
Principal Paid	0.00
Note Balance @ 02/15/24	0.00
Note Factor @ 02/15/24	0.0000000%

Class A-2
Note Balance @ 01/16/24	0.00
Principal Paid	0.00
Note Balance @ 02/15/24	0.00
Note Factor @ 02/15/24	0.0000000%

Class A-3
Note Balance @ 01/16/24	251,713,741.82
Principal Paid	18,473,718.78
Note Balance @ 02/15/24	233,240,023.04
Note Factor @ 02/15/24	60.2065109%

Class A-4
Note Balance @ 01/16/24	121,600,000.00
Principal Paid	0.00
Note Balance @ 02/15/24	121,600,000.00
Note Factor @ 02/15/24	100.0000000%

Class B
Note Balance @ 01/16/24	34,530,000.00
Principal Paid	0.00
Note Balance @ 02/15/24	34,530,000.00
Note Factor @ 02/15/24	100.0000000%

Class C
Note Balance @ 01/16/24	17,270,000.00
Principal Paid	0.00
Note Balance @ 02/15/24	17,270,000.00
Note Factor @ 02/15/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	349,865.12
Total Principal Paid	18,473,718.78
Total Paid	18,823,583.90

Class A-1
Coupon	0.11772%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.35000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.81000%
Interest Paid	169,906.78
Principal Paid	18,473,718.78
Total Paid to A-3 Holders	18,643,625.56

Class A-4
Coupon	1.10000%
Interest Paid	111,466.67
Principal Paid	0.00
Total Paid to A-4 Holders	111,466.67

Class B
Coupon	1.52000%
Interest Paid	43,738.00
Principal Paid	0.00
Total Paid to B Holders	43,738.00

Class C
Coupon	1.72000%
Interest Paid	24,753.67
Principal Paid	0.00
Total Paid to C Holders	24,753.67

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.3047075
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	16.0892865
Total Distribution Amount	16.3939940

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.4385823
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	47.6864192
Total A-3 Distribution Amount	48.1250015

A-4 Interest Distribution Amount	0.9166667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.9166667

B Interest Distribution Amount	1.2666667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.2666667

C Interest Distribution Amount	1.4333335
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.4333335

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	688.45
Noteholders' Principal Distributable Amount	311.55

Account Balances	$ Amount
Reserve Account
Balance as of 01/16/24	2,877,704.48
Investment Earnings	12,812.98
Investment Earnings Paid	(12,812.98)
Deposit/(Withdrawal)	-
Balance as of 02/15/24	2,877,704.48
Change	-

Required Reserve Amount	2,877,704.48

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$3,231,950.70	$3,684,727.54	$3,249,647.23
Number of Extensions	148	169	143
Ratio of extensions to Beginning of Period Receivables Balance	0.74%	0.81%	0.68%